QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Data [Abstract]
Quarterly Financial Information
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The quarterly results of operations for 2016 and 2015 are summarized below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(In millions)
2016
Total Revenues	$3,942	$3,316	$2,172	$(270)
Total benefits and other deductions	$2,473	$2,425	$2,092	$1,785
Net income (loss)	$1,081	$612	$136	$(1,276)
2015
Total Revenues	$3,375	$36	$5,628	$(16)
Total benefits and other deductions	$2,219	$2,032	$2,388	$1,342
Net income (loss)	$872	$(1,184)	$2,211	$(834)

The impacts of the revisions and change in accounting principle to the quarterly results of operations for 2016 and 2015 are summarized below. For more information on the revision and change in accounting principle see Note2. This information has been corrected from the information previously presented in the Q3 2017 Form 10-Q.

	As Previously Reported	Impact of Revisions	As Revised and Adjusted Herein	Impact of Accounting Change	As Revised
	(In millions)
Three Months Ended December 31, 2016
Total Revenues	$(1,942)	$18	$(1,924)	$1,654	$(270)
Total benefits and other deductions	$1,627	$220	$1,847	$(62)	$1,785
Net income (loss)	$(2,259)	$(132)	$(2,391)	$1,115	$(1,276)

Three Months Ended September 30, 2016
Total Revenues	$2,006	$11	$2,017	$155	$2,172
Total benefits and other deductions	$2,036	$57	$2,093	$(1)	$2,092
Net income (loss)	$22	$12	$34	$102	$136

Three Months Ended June 30, 2016
Total Revenues	$4,157	$31	$4,188	$(872)	$3,316
Total benefits and other deductions	$2,581	$(4)	$2,577	$(152)	$2,425
Net income (loss)	$1,061	$19	$1,080	$(468)	$612

Three Months Ended March 31, 2016
Total Revenues	$4,927	$151	$5,078	$(1,136)	$3,942
Total benefits and other deductions	$2,473	$99	$2,572	$(99)	$2,473
Net income (loss)	$1,720	$35	$1,755	$(674)	$1,081

Three Months Ended December 31, 2015
Total Revenues	$208	$125	$333	$(349)	$(16)
Total benefits and other deductions	$1,274	$204	$1,478	$(136)	$1,342
Net income (loss)	$(640)	$(57)	$(697)	$(137)	$(834)

Three Months Ended September 30, 2015
Total Revenues	$5,877	$1	$5,878	$(250)	$5,628
Total benefits and other deductions	$2,538	$(59)	$2,479	$(91)	$2,388
Net income (loss)	$2,275	$40	$2,315	$(104)	$2,211

Three Months Ended June 30, 2015
Total Revenues	$273	$8	$281	$(245)	$36
Total benefits and other deductions	$2,026	$94	$2,120	$(88)	$2,032
Net income (loss)	$(1,025)	$(57)	$(1,082)	$(102)	$(1,184)

Three Months Ended March 31, 2015
Total Revenues	$3,475	$23	$3,498	$(123)	$3,375
Total benefits and other deductions	$2,345	$(89)	$2,256	$(37)	$2,219
Net income (loss)	$854	$74	$928	$(56)	$872